Deferred compensation plans - Activity Related to MYPD Awards (Detail) (MYPD awards [Member], JPY ¥)	Mar. 31, 2013
MYPD awards [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Outstanding (number of shares), Granted	28,697,850	[1]
Outstanding (number of shares), Forfeited	(1,542,900)	[1]
Outstanding (number of shares), Ending	27,154,950	[1]
Stock price, Granted	¥ 298	[2]
Stock price, Forfeited	298
Stock price, Ending	¥ 298

[1]	Based on the probable number of SARs which will be issued on conversion of notional performance units at the end of the performance period.
[2]	Weighted-average price of the Company's common stock used to determine number of awards granted during the year.